Assets Held For Sale - Narrative (Details) - Held for sale - Alaskan Utilities $ in Millions, $ in Millions	May 26, 2022 CAD ($)	May 26, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition of business	$ 1,100	$ 800
Assets held for sale			$ 1,087	$ 0
Liabilities held for sale			$ 295	$ 0